Property, plant and equipment, net - Schedule of Property, Plant, and Equipment (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 519	$ 334		$ 308
Total property, plant and equipment	16,714	16,083		15,942
Less: accumulated depreciation, depletion and impairment	(8,877)	(8,549)		(8,322)
Property, plant and equipment, net	7,837	7,534	[1]	7,620	[1]
Land and mineral reserves [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	3,294	3,361		3,430
Buildings and installations [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	2,990	2,948		2,885
Machines, furniture, vehicles and tools [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	9,304	9,001		8,797
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 607	$ 439		$ 522

[1]	Long-lived assets, which represents Property, plant and equipment, net, is comprised of land & mineral reserves, buildings & installations, machines, furniture, vehicles and tools.